Organization and Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of consolidated entities that third parties held noncontrolling ownership interests	196
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of management fees included in net operating revenues	1.00%
Noncompetition and other agreements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Amortization period	10
Alliance and Product Supply Agreement liability
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Amortization period	10
UNITED STATES
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of dialysis centers that the company operated or provided administrative services	1,809
Number of states that dialysis centers located	43
Number of patients served	142,000
Outside United States
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of dialysis centers that the company operated or provided administrative services	11
Buildings
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Useful lives of the assets, minimum	20
Useful lives of the assets, maximum	40
Equipment and Information Systems
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Useful lives of the assets, minimum	3
Useful lives of the assets, maximum	8
Dialysis and related lab services | Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of risk on revenue	1.00%